1(212) 318-6609

kevinbrown@paulhastings.com

February 3, 2025

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention:	Office of Filings, Information & Consumer Services

RE:	Keeley Funds, Inc. (the “Corporation”) File Nos. 333-124430 and 811-21761

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above referenced Corporation do not differ from that contained in Post-Effective Amendment No. 49 (the “Amendment”) to the Corporation’s Registration Statement on Form N-1A. The Amendment was filed electronically on January 28, 2025 (Accession # 0001829126-25-000462).

If you have any questions concerning this filing, you may contact the undersigned at the number above.

Very truly yours,

/s/ Kevin Brown
Kevin Brown
Paul Hastings LLP

cc:	J. Ball – Gabelli Funds, LLC
P. Goldstein – Gabelli Funds, LLC
R. Savage